Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Retail Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Retail Class
Trading Symbol	AKREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Retail class was 9.69% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year	15 Year
Retail Class	22.36	12.35	14.82	15.93
S&P 500 Total Return	26.38	15.17	13.76	14.37
S&P 500 Equal Weight Total Return	18.00	11.93	10.96	13.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,611,482,611
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 58,229,847
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
[1]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Institutional Class
Trading Symbol	AKRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Institutional class was 9.85% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year	15 Year
Institutional Class	22.69	12.65	15.13	16.23
S&P 500 Total Return	26.38	15.17	13.76	14.37
S&P 500 Equal Weight Total Return	18.00	11.93	10.96	13.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,611,482,611
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 58,229,847
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
[2]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Akre Focus Fund
Class Name	Supra Institutional Class
Trading Symbol	AKRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Akre Focus Fund for the period of August 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.akrefund.com/documents-and-forms/. You can also request this information by contacting us at 1-877-862-9556.
Additional Information Phone Number	1-877-862-9556
Additional Information Website	https://www.akrefund.com/documents-and-forms/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Akre Focus Fund’s performance for the six months ended January 31, 2025, for the Supra class was 9.89% compared with its benchmark, the S&P 500 Total Return, at 10.12%. The Fund invests primarily in securities of companies, of any size market capitalization, listed on U.S. stock exchanges. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments.
Continued strong performance out of the Magnificent 7 and our Fund continuing not to own those names caused the Fund to lag the benchmark over the past six months. We remain very confident in our portfolio holdings and view our lack of exposure to the Magnificent 7 as offering not only strong absolute performance, but also important diversification relative to the major indices. The market continued its behavior of ups and downs around AI euphoria, rate cut hopes, growth, and inflation. Post-election fears of elevated inflation and tariffs had markets on guard in December causing downward pressure on our portfolio.
As we moved further into January of 2025, news around DeepSeek hit the wire causing mayhem in the technology sector. The Fund responded positively for the month of January, as market participants rebalanced their exposure to the Magnificent 7 and into other quality names such as long-time holdings Mastercard and Visa.
The top five contributors to performance over the six months ended January 31, 2025, were KKR, Mastercard, Visa, Brookfield Corp., and Moody’s.
The top five detractors from performance over the six months ended January 31, 2025, were American Tower, Danaher, Airbnb, CoStar, and Carmax.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/31/2015)
Supra Institutional Class	22.79	12.75	15.42
S&P 500 Total Return	26.38	15.17	14.65
S&P 500 Equal Weight Total Return	18.00	11.93	11.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information. Visit https://www.akrefund.com/documents-and-forms/ for more recent performance information.
Net Assets	$ 12,611,482,611
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 58,229,847
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2025)

Net Assets	$12,611,482,611
Number of Holdings	16
Net Advisory Fee	$58,229,847
Portfolio Turnover	2%

Holdings [Text Block]

Top Holdings	(% of net assets)
Constellation Software, Inc.	12.1%
Mastercard, Inc. - Class A	11.3%
KKR & Co., Inc.	11.1%
Moody’s Corp.	9.4%
Visa, Inc. - Class A	8.7%
Brookfield Corp. - Class A	8.4%
O’Reilly Automotive, Inc.	6.7%
Roper Technologies, Inc.	6.4%
CoStar Group, Inc.	5.1%
Topicus.com, Inc.	4.4%

Top Sectors*	(% of net assets)
Financials	49.0%
Information Technology	23.9%
Consumer Discretionary	10.2%
Real Estate	9.5%
Health Care	3.1%
Cash & Other	4.3%
[3]
Updated Prospectus Web Address	https://www.akrefund.com/documents-and-forms/

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.